Income Taxes (Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Liability [Line Items]
Allowance for credit losses	$ 78,817	$ 56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired		395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381
Subtotal	123,525	85,369
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)
Swap gain	(2)
Other	(14,300)	(11,584)
Subtotal	(138,522)	(113,654)
Deferred tax liability, net	$ (14,997)	$ (28,285)